Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

May 15, 2020

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Guinness Atkinson Funds File Nos. 33-75340, 811-8360

Dear Securities and Exchange Commission:

We are filing via EDGAR, on behalf of Guinness Atkinson Funds (“Registrant”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, post-effective amendment no. 103 to Registrant’s registration statement on Form N-1A (the “Amendment”). We are filing the Amendment primarily to register shares of new series of Registrant, the SmartETFs Asia Pacific Dividend Builder ETF and the SmartETFs Dividend Builder ETF.

If you have any questions concerning the Amendment, please contact Alexandra K. Alberstadt of Practus, LLP at 332-333-1979.

Sincerely,

/s/ Diane Drake
Diane Drake

cc:	Alexandra Alberstadt James J. Atkinson